Certain risks and concentration - Summary of Consolidated Financial Information of Variable Interest Entity (Detail) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY	Dec. 31, 2010 VIEs [Member] CNY	Dec. 31, 2012 Variable Interest Entity [Member] CNY	Dec. 31, 2011 Variable Interest Entity [Member] CNY	Dec. 31, 2010 Variable Interest Entity [Member] CNY
Current assets
Cash and cash equivalents	$ 81,010	504,702	$ 20,688	128,891	83,683	106,427	204,606	99,815
Short-term deposits	144,090	897,698		472,655			90,000
Accounts receivable, net	18,879	117,616		47,022			41,824	7,640
Amount due from a related party	172	1,073		2,000			1,073	2,000
Prepayments and other current assets	4,037	25,149		9,742			14,897	6,669
Deferred tax assets	5,064	31,549		12,487			25,666	7,750
Total current assets	253,252	1,577,787		672,797			378,066	123,874
Non-current assets
Deferred tax assets	94	583		329			92	329
Investments	474	2,950		5,244			2,950	5,244
Property and equipment, net	14,494	90,299		53,582			88,709	51,095
Intangible assets, net	3,127	19,481		10,814			3,218	796
Total non-current assets	19,005	118,402		72,629			94,969	57,464
Total assets							473,035	181,338
Current liabilities
Accounts payable	4,518	28,149		16,114			27,124	14,196
Deferred revenue	25,659	159,859		40,357			158,323	40,357
Advances from users	1,206	7,515		2,453			7,271	2,453
Income taxes payable	7,705	48,001		16,872			32,885	8,374
Accrued liabilities and other current liabilities	19,308	120,289		49,071			81,223	30,327
Amounts due to related parties	418	2,604		870			2,604	870
Total current liabilities	58,814	366,417		125,737			309,430	96,577
Non-current liabilities
Deferred revenue	1,041	6,487		448			4,525	448
Total liabilities							313,955	97,025
Net revenue							702,929	232,376	89,434
Net (loss) income							80,071	(79,334)	(146,134)
Net cash provided by operating activities										322,378	57,313	11,886
Net cash used in investing activities										(152,197)	(46,475)	(24,763)
Net cash provided/(used in)by financing activities
Cash and cash equivalents increase/(decrease), of variable interest entities										170,182	10,838	(12,877)